Offerings - Offering: 1	Sep. 24, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.98855
Maximum Aggregate Offering Price	$ 494,275,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 72,955
Offering Note
(1)
The debt securities issued by Invitation Homes Operating Partnership LP are guaranteed by Invitation Homes Inc., Invitation Homes OP GP LLC and IH Merger Sub, LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.